Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Share Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Jun. 30, 2010	$ 156,431	$ 281,483	$ (6,062)	$ (118,990)
Balance (in shares) at Jun. 30, 2010		55,650,400
Net income	1,519			1,519
Dividends	(32,246)			(32,246)
Common stock issuance (in shares)		1,151,048
Common stock issuance	6,791	6,791
Conversion of debt to common stock (in shares)		4,985,420
Conversion of debt to common stock	26,095	26,095
Other comprehensive income (loss)	(2,046)		(2,046)
Balance at Jun. 30, 2011	156,544	314,369	(8,108)	(149,717)
Balance (in shares) at Jun. 30, 2011		61,786,868
Net income	2,254			2,254
Dividends	(43,856)			(43,856)
Common stock issuance (in shares)		13,563,455
Common stock issuance	87,754	87,754
Conversion of debt to common stock (in shares)		656,297
Conversion of debt to common stock	3,349	3,349
Repurchase of common stock (in shares)	(96,300)	(96,300)
Repurchase of common stock	(615)	(615)
Other comprehensive income (loss)	2,388		2,388
Balance at Jun. 30, 2012	$ 207,818	$ 404,857	$ (5,720)	$ (191,319)
Balance (in shares) at Jun. 30, 2012		75,910,320